CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($)		Sep. 30, 2019	Sep. 30, 2018
Current assets
Cash		$ 322,984	$ 6,599
Restricted cash	[1]	29,546	0
Receivables		54,141	17,759
Prepaid expenses		315,938	341
Assets, Current		722,609	24,699
Non-current assets
Equipment	[2]	338	750
Exploration and evaluation assets	[1]	3,728,231	2,700,511
Investment in associates - royalty interest	[3]	0	560,153
VAT receivables		43,503	37,721
Assets, Noncurrent		3,772,072	3,299,135
Total assets		4,494,681	3,323,834
Current liabilities
Accounts payable and accrued liabilities		316,049	91,354
Due to related parties	[4]	326,437	276,628
Funds held for optionee	[1]	29,546	0
Flow-through share premium liability	[5]	21,459	0
Liabilities, Current		693,491	367,982
Shareholders' equity
Common Stock, Value	[5]	18,487,106	16,863,904
Reserves	[5],[6]	2,903,068	2,677,044
Accumulated other comprehensive loss		(26,619)	(20,100)
Deficit		(17,562,365)	(16,564,996)
Stockholders' Equity Attributable to Parent		3,801,190	2,955,852
Total shareholders' equity and liabilities		$ 4,494,681	$ 3,323,834

[1]	Note 5.
[2]	Note 4.
[3]	Note 6.
[4]	Note 9.
[5]	Note 7.
[6]	Note 8.